October 5, 2004



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza 450 5th Street, N.W.
Washington, D.C.  20549-1004

     Re:          The American Funds Tax-Exempt Series I
                  File Nos.         33-5270
                                    811-4653

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and statement of additional information since the electronic filing on September 29, 2004 of Registrant's Post-Effective Amendment No.25 under The Securities Act of 1933 and Amendment No.24 under The Investment Company Act of 1940.

                                              Sincerely,




                                              Howard L. Kitzmiller
                                              Senior Vice President and
                                              Secretary





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